Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts receivables	$ 35,000,000	$ 31,000,000	$ 39,000,000
Bad debt expense	$ 0	$ 0	$ 0